Significant Accounting Policies and Recent Accounting Pronouncements, Property, Plant and Equipment (Details)	Dec. 31, 2024
Installations [Member] | Minimum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	5 years
Installations [Member] | Maximum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	13 years
Office Furniture [Member] | Minimum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	7 years
Office Furniture [Member] | Maximum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	13 years
Office Equipment [Member] | Minimum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Estimated Useful Lives of Office Furniture and Equipment [Abstract]
Estimated useful life	5 years